Restructuring charges (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Restructuring Cost and Reserve [Line Items]
Restructuring charge	$ 31,735,000		$ 4,800,000
Restructuring charge, after tax			3,700,000
Amount of restructuring charges spent	22,574,000	1,800,000
Detail of the restructuring costs [Abstract]
Employee separation	18,081,000
Long-lived asset impairment	4,176,000
Gain on asset sales	(3,019,000)
Write-down of inventory	1,840,000
Other Costs	10,657,000
Total	31,735,000		4,800,000
Restructuring cost by segment [Abstract]
Total	31,735,000		4,800,000
Summary of accrual for restructuring and other charges [Abstract]
Restructuring charge	31,735,000		4,800,000
Gain on sale of assets	3,019,000
Cash spent	(22,574,000)	(1,800,000)
Reduction of assets	(6,016,000)
Translation adjustment	(14,000)
Balance as of December 31, 2013	6,150,000	0
Balance as of December 31, 2012	0
2013 Restructuring plan [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charge	31,735,000
Restructuring charge, after tax	22,000,000
Detail of the restructuring costs [Abstract]
Total	31,735,000
Restructuring cost by segment [Abstract]
Total	31,735,000
Summary of accrual for restructuring and other charges [Abstract]
Restructuring charge	31,735,000
Employee Separations [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charge	18,081,000
Amount of restructuring charges spent	13,505,000
Detail of the restructuring costs [Abstract]
Gain on asset sales	0
Total	18,081,000
Restructuring cost by segment [Abstract]
Total	18,081,000
Summary of accrual for restructuring and other charges [Abstract]
Restructuring charge	18,081,000
Gain on sale of assets	0
Cash spent	(13,505,000)
Reduction of assets	0
Translation adjustment	(14,000)
Balance as of December 31, 2013	4,562,000
Balance as of December 31, 2012	0
Asset Related and Other [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charge	13,654,000
Amount of restructuring charges spent	9,069,000
Detail of the restructuring costs [Abstract]
Gain on asset sales	(3,019,000)
Total	13,654,000
Restructuring cost by segment [Abstract]
Total	13,654,000
Summary of accrual for restructuring and other charges [Abstract]
Restructuring charge	13,654,000
Gain on sale of assets	3,019,000
Cash spent	(9,069,000)
Reduction of assets	(6,016,000)
Translation adjustment	0
Balance as of December 31, 2013	1,588,000
Balance as of December 31, 2012	0
Selling & Administrative [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charge	29,895,000
Detail of the restructuring costs [Abstract]
Employee separation	18,081,000
Long-lived asset impairment	4,176,000
Gain on asset sales	(3,019,000)
Write-down of inventory	0
Other Costs	10,657,000
Total	29,895,000
Restructuring cost by segment [Abstract]
Total	29,895,000
Summary of accrual for restructuring and other charges [Abstract]
Restructuring charge	29,895,000
Gain on sale of assets	3,019,000
Cost of Products Sold [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charge	1,840,000
Detail of the restructuring costs [Abstract]
Employee separation	0
Long-lived asset impairment	0
Gain on asset sales	0
Write-down of inventory	1,840,000
Other Costs	0
Total	1,840,000
Restructuring cost by segment [Abstract]
Total	1,840,000
Summary of accrual for restructuring and other charges [Abstract]
Restructuring charge	1,840,000
Gain on sale of assets	0
Flavors & Fragrances [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charge	22,284,000
Detail of the restructuring costs [Abstract]
Total	22,284,000
Restructuring cost by segment [Abstract]
Total	22,284,000
Summary of accrual for restructuring and other charges [Abstract]
Restructuring charge	22,284,000
Color [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charge	7,065,000
Detail of the restructuring costs [Abstract]
Total	7,065,000
Restructuring cost by segment [Abstract]
Total	7,065,000
Summary of accrual for restructuring and other charges [Abstract]
Restructuring charge	7,065,000
Corporate & Other [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charge	2,386,000
Detail of the restructuring costs [Abstract]
Total	2,386,000
Restructuring cost by segment [Abstract]
Total	2,386,000
Summary of accrual for restructuring and other charges [Abstract]
Restructuring charge	$ 2,386,000